Property, Plant and Equipment, net	12 Months Ended
Dec. 31, 2020
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment, net	Property, Plant and Equipment, net

(in millions)	December 31, 2020	December 31, 2019
Land	$64.5	$68.0
Buildings and leasehold improvements	443.4	427.9
Machinery and equipment	798.4	763.1
Projects in progress	54.7	44.4
Property, plant and equipment, gross	1,361.0	1,303.4
Accumulated depreciation	(688.9)	(627.1)
Property, plant and equipment, net	$672.1	$676.3
Capitalized interest totaled $1.3 million, $1.2 million and $2.2 million for 2020, 2019 and 2018, respectively.